SHARE CAPITAL (Disclosure of summary of warrants activity) (Details)	12 Months Ended
	Mar. 31, 2026 Share $ / shares	Mar. 31, 2025 Share $ / shares
Number [Abstract]
Balance, end of year	4,461,060
Warrants activity [Member]
Number [Abstract]
Balance, beginning of year	1,180,750	0
Granted	3,280,310	1,180,750
Exercised	0	0
Expired	0	0
Balance, end of year	4,461,060	1,180,750
Weighted average exercise price [Abstract]
Balance, beginning of year | $ / shares	$ 3	$ 0
Granted | $ / shares	1.87	3
Exercised | $ / shares	0	0
Expired | $ / shares	0	0
Balance, end of year | $ / shares	$ 2.17	$ 3